Other Expenses	12 Months Ended
Dec. 31, 2016
Other Income And Expenses [Abstract]
Other Expenses

Note 29—Other Expenses

Other expenses are summarized below:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Common overhead allocation from PFSI	$7,898	$10,742	$10,477
Real estate held for investment	3,213	604	—
Technology	1,448	1,279	984
Insurance	1,326	1,304	989
Other	4,340	2,542	2,313
	$18,225	$16,471	$14,763